                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2008

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empire Capital Management, LLC
Address: 1 Gorham Island
         Westport, CT 06880

Form 13F File Number: 28-11506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J. Markham Penrod
Title: Chief Compliance Officer
Phone: 203-454-6925

Signature, Place, and Date of Signing:


       J. Markham Penrod                Westport, CT              11/14/2008
------------------------------   -------------------------   -------------------
          [Signature]                  [City, State]                [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name

28-______________      _______________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             None

Form 13F Information Table Entry Total:          55

Form 13F Information Table Value Total: $   428,373
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----

[Repeat as necessary.]

                                                                       9/30/2008

EMPIRE CAPITAL MANAGEMENT, LLC
USD
FORM 13F - Q3 2008

    Item 1         Item 2      Item 3       Item 4         Item 5             Item 6          Item 7            Item 8
--------------- ------------ --------- -------------- ---------------- --------------------- -------- --------------------------
                  TITLE OF               FAIR MARKET      SHARES OF    INVESTMENT DISCRETION                 VOTING AUTHORITY
NAME OF ISSUER     CLASS       CUSIP        VALUE     PRINCIPAL AMOUNT  SOLE  SHARED   OTHER MANAGERS     SOLE      SHARED OTHER
--------------- ------------ --------- -------------- ---------------- -----  ------  ------ -------- ------------- ------ -----
ADTRAN INC      Common Stock 00738A106  11,206,750.00       575,000.00   X                     FINE      575,000.00      0     0
AGILYSYS INC    Common Stock 00847J105   8,524,092.54       844,806.00   X                     FINE      844,806.00      0     0
ALLOT
   COMMUNI-
   CATIONS LTD  Common Stock M0854Q105   1,649,727.00       678,900.00   X                     FINE      678,900.00      0     0
AMERICAN
   SUPER-
   CONDUCTOR
   CORP         Common Stock 030111108  14,471,980.00       614,000.00   X                     FINE      614,000.00      0     0
AMERICAN TOWER
   SYSTEM CORP
   CL A         Common Stock 029912201  13,848,450.00       385,000.00   X                     FINE      385,000.00      0     0
APPLE COMPUTER
   INC          Common Stock 037833100  15,400,930.00       135,500.00   X                     FINE      135,500.00      0     0
ARIBA INC NEW   Common Stock 04033V203  13,716,937.71       970,767.00   X                     FINE      970,767.00      0     0
ARUBA NETWORKS
   INC          Common Stock 043176106  19,489,023.90     3,799,030.00   X                     FINE    3,799,030.00      0     0
CALL ARUBA
   NETWORKS I
   JAN 5        CALL OPTION  043176106   1,026,000.00       200,000.00   X                     FINE      200,000.00      0     0
ATHEROS
   COMMUNI-
   CATIONS INC  Common Stock 04743P108   9,549,900.00       405,000.00   X                     FINE      405,000.00      0     0
BAIDU COM INC   Common Stock 056752108  12,659,730.00        51,000.00   X                     FINE       51,000.00      0     0
CAPSTONE
   TURBINE
   CORP         Common Stock 14067D102   4,463,909.55     3,460,395.00   X                     FINE    3,460,395.00      0     0
CENTRAL
   EUROPEAN
   MEDIA        Common Stock G20045202   7,521,000.00       115,000.00   X                     FINE      115,000.00      0     0
CALL CERAGON
   NETWORKS
   MAR 7.5      CALL OPTION  M22013102   5,320,800.00       720,000.00   X                     FINE      720,000.00      0     0
CERAGON
   NETWORKS
   LTD          Common Stock M22013102   1,350,426.43       182,737.00   X                     FINE      182,737.00      0     0
DIGITAL VIDEO
   SYSTEMS INC  Common Stock 25387R506      30,983.04       172,128.00   X                     FINE      172,128.00      0     0
ENTRUST INC     Common Stock 293848107  23,542,715.00    10,950,100.00   X                     FINE   10,950,100.00      0     0
EQUINIX INC     Common Stock 29444U502  20,838,000.00       300,000.00   X                     FINE      300,000.00      0     0
EVERGREEN
   SOLAR INC    Common Stock 30033R108   5,299,200.00       960,000.00   X                     FINE      960,000.00      0     0
F5 NETWORKS
   INC          Common Stock 315616102   4,676,000.00       200,000.00   X                     FINE      200,000.00      0     0
FIRST SOLAR
   INC          Common Stock 336433107   8,217,585.00        43,500.00   X                     FINE       43,500.00      0     0
FLIR SYSTEMS
   INC          Common Stock 302445101   1,152,600.00        30,000.00   X                     FINE       30,000.00      0     0
INTL BUSINESS
   MACHINES
   CORP         Common Stock 459200101   2,339,200.00        20,000.00   X                     FINE       20,000.00      0     0
LANTRONIX INC   Common Stock 516548104   2,728,740.00     6,230,000.00   X                     FINE    6,230,000.00      0     0
CALL LONGTOP
   FINANCIA
   DEC 15       CALL OPTION  54318P108     493,150.00        35,000.00   X                     FINE       35,000.00      0     0
CALL LONGTOP
   FINANCIA
   MAR 10       CALL OPTION  54318P108     732,680.00        52,000.00   X                     FINE       52,000.00      0     0
CALL LONGTOP
   FINANCIA
   MAR 12.5     CALL OPTION  54318P108     324,070.00        23,000.00   X                     FINE       23,000.00      0     0
CALL LONGTOP
   FINANCIA
   MAR 15       CALL OPTION  54318P108     238,121.00        16,900.00   X                     FINE       16,900.00      0     0
LONGTOP
   FINANCIAL
   TECH LTD
   ADR          Common Stock 54318P108  28,633,698.00     2,032,200.00   X                     FINE    2,032,200.00      0     0
CALL MELLANOX
   TECHNOL
   MAR 12.5     CALL OPTION  M51363113   1,239,600.00       120,000.00   X                     FINE      120,000.00      0     0
MICROSEMI CORP  Common Stock 595137100   2,548,000.00       100,000.00   X                     FINE      100,000.00      0     0
NETAPP INC      Common Stock 64110D104   5,195,550.00       285,000.00   X                     FINE      285,000.00      0     0
NETEASE.COM
   INC          Common Stock 64110W102   3,420,000.00       150,000.00   X                     FINE      150,000.00      0     0
NETLOGIC
   MICRO-
   SYSTEMS INC  Common Stock 64118B100   5,594,400.00       185,000.00   X                     FINE      185,000.00      0     0
NII HOLDINGS
   INC          Common Stock 62913F201  16,116,000.00       425,000.00   X                     FINE      425,000.00      0     0
CALL NUANCE
   COMM OCT
   17.5         CALL OPTION  67020Y100   1,828,500.00       150,000.00   X                     FINE      150,000.00      0     0
CALL NUANCE
   COMMUNICA
   OCT 20       CALL OPTION  67020Y100   4,266,500.00       350,000.00   X                     FINE      350,000.00      0     0
NUANCE
   COMMUNI-
   CATIONS INC  Common Stock 67020Y100  16,456,500.00     1,350,000.00   X                     FINE    1,350,000.00      0     0
PMC-SIERRA INC  Common Stock 69344F106   8,458,800.00     1,140,000.00   X                     FINE    1,140,000.00      0     0
POWERWAVE
   TECHNO-
   LOGIES INC   Common Stock 739363109  10,890,000.00     2,750,000.00   X                     FINE    2,750,000.00      0     0
QUALCOMM INC    Common Stock 747525103  22,181,543.70       516,210.00   X                     FINE      516,210.00      0     0
QUANTUM CORP
   DSSG COM     Common Stock 747906204     616,560.00       587,200.00   X                     FINE      587,200.00      0     0
RESEARCH IN
   MOTION LTD
   NEW          Common Stock 760975102  23,843,530.00       349,100.00   X                     FINE      349,100.00      0     0
CALL SANDISK
   CORP
   JAN 22.5     CALL OPTION  80004C101   2,737,000.00       140,000.00   X                     FINE      140,000.00      0     0
CALL SANDISK
   CORP JAN 25  CALL OPTION  80004C101     586,500.00        30,000.00   X                     FINE       30,000.00      0     0
SANDISK CORP    Common Stock 80004C101   2,052,750.00       105,000.00   X                     FINE      105,000.00      0     0
SBA
   COMMUNCA-
   TIONS CORP   Common Stock 78388J106  25,870,000.00     1,000,000.00   X                     FINE    1,000,000.00      0     0
SKYWORKS
   SOLUTIONS
   INC          Common Stock 83088M102  11,578,600.00     1,385,000.00   X                     FINE    1,385,000.00      0     0
STOCKERYALE
   INC          Common Stock 86126T203   2,305,419.48     5,251,525.00   X                     FINE    5,251,525.00      0     0
CALL YUCHENG
   TECH JAN 15  CALL OPTION  G98777108     920,700.00        90,000.00   X                     FINE       90,000.00      0     0
CALL YUCHENG
   TECHNOLO
   APR 10       CALL OPTION  G98777108      51,150.00         5,000.00   X                     FINE        5,000.00      0     0
CALL YUCHENG
   TECHNOLO
   APR 7.5      CALL OPTION  G98777108     102,300.00        10,000.00   X                     FINE       10,000.00      0     0
CALL YUCHENG
   TECHNOLO
   JAN 10       CALL OPTION  G98777108     579,018.00        56,600.00   X                     FINE       56,600.00      0     0
CALL YUCHENG
   TECHNOLO
   OCT 12.5     CALL OPTION  G98777108   1,442,430.00       141,000.00   X                     FINE      141,000.00      0     0
YUCHENG
   TECHNOL-
   OGIES LTD    Common Stock G98777108  18,045,597.24     1,763,988.00   X                     FINE    1,763,988.00      0     0

                                       428,373,347.59

ENTRY TOTAL                        55
TABLE VALUE IN THOUSANDS   428,373.00